Fees and Expenses	Apr. 30, 2026
Corgi Mag 7 ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.20%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$20	$66

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Aerospace & Commercial Aviation ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$35	$115

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi AI Cybersecurity ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$35	$115

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Battery Energy Storage Systems ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$35	$115

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Bay Area Based ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.20%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$20	$66

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Beauty, Skincare & Aesthetics ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution
fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$35	$115

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Coffee & Energy Drinks ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$35	$115

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Crypto Infrastructure ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$35	$115

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Data & Surveillance ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$35	$115

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Genomics & Precision Medicine ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$35	$115

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi High Voltage Grid Equipment ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$35	$115

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Lifestyle Brands ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$35	$115

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Longevity Consumer ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$35	$115

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Corgi Natural Gas Power & Turbines ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$35	$115

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi NYC Based ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.20%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$20	$66

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Ports, Rail & Freight ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$35	$115

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Quantum Computing ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$35	$115

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Robots & Humanoids ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$35	$115

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Shipping & Global Logistics ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$35	$115

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Sports Betting & Gambling ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$35	$115

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Travel & Leisure ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$35	$115

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi U.S. War Machine ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$35	$115

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Corgi Buy Now Pay Later ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$35	$115

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Space & Satellite Communications ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$35	$115

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Corgi Digital Banking & Fintech Infrastructure ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$35	$115

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi Lithography & Semiconductor Photonics ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$35	$115

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Corgi Drones & Urban Air Mobility ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$35	$115

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Corgi IP Licensing & Royalties ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(1)

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

Expense Example by, Year, Caption [Text]	It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
Expense Example, With Redemption [Table]
1 Year	3 Years
$35	$115

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.